Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Loss before income taxes	$ 683,299	$ 224,112
Statutory tax rate	26.00%	26.00%
Expected income tax recovery at the statutory tax rate	$ (177,658)	$ (58,269)
Tax pool not recognized	13,511	7,564
Other	164,147	50,705
Income tax recovery	$ 0	$ 0